Summary of Significant Accounting Policies - Schedule of Intangible Assets (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2015 USD ($)
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Useful Lives (years)	5 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Useful Lives (years)	12 years
Patents and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross Amount	$ 697
Intangible Assets, Accumulated Amortization	(11)
Intangible Assets, Net Amount	$ 686
Patents and Trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Useful Lives (years)	5 years
Patents and Trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Useful Lives (years)	12 years
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross Amount	$ 260
Intangible Assets, Net Amount	$ 260
Intangible Assets, Useful Lives (years)	10 years